Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		$ 16,069,803	$ 11,175,522
Less: accumulated depreciation and amortization		(5,991,319)	(3,433,531)
Total property and equipment, net	$ 9,589,510	10,078,484	7,741,991
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		1,544,839	680,679
Analyzers
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		7,867,406	5,045,481
Computers and office equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		846,482	462,441
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		3,013,376	2,372,556
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		494,014	393,271
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		128,210	72,618
Equipment under capital lease
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		$ 2,175,476	$ 2,148,476